Share capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital
Begining balance shares	6,482,093	6,956,795	6,749,109
Issued	3,975,000		212,162
Expired	(133,050)	(474,702)	(4,476)
Ending balance	10,324,043	6,482,093	6,956,795
Weighted average exercise Price warrants Outstanding	$ 5.48	$ 5.50	$ 5.62
Issued	4.55		1.93
Expired	4.01	8.54	5.43
Weighted average exercise Price warrants Outstanding	$ 5.05	$ 5.48	$ 5.50